Share-based compensation (Details 3)		1 Months Ended		12 Months Ended
	Oct. 31, 2020 $ / shares shares	May 31, 2015 $ / shares	May 31, 2015 CNY (¥) shares	Dec. 31, 2020 CNY (¥) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Share-based compensation
Share-based compensation expenses					¥ 4,155,933,000		¥ 3,694,955,000		¥ 3,659,989,000
Share Incentive Plan | Options | Founder
Share-based compensation
Cash salary to be received per year			¥ 1
Cash bonus to be received					0
Vesting schedule			10 years
Term of compensation plan			10 years
Share-based compensation expenses					103,795,000		¥ 134,367,000		¥ 167,184,000
Unrecognized share-based compensation expense related to the share options granted				¥ 185,393,000	¥ 185,393,000
Weighted-average period over which share-based compensation expense is expected to be recognized					4 years 4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)			10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares			26,000,000
Exercise price | $ / shares		$ 16.70
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Exercise price | $ / shares		$ 33.40
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					224,511,105		83,476,500		187,844,000
Share-based compensation expenses					¥ 640,141,000		¥ 572,109,000		¥ 400,968,000
Weighted average grant date fair value of options granted | $ / shares				¥ 2.00		$ 1.67		$ 1.39
Unrecognized share-based compensation expense related to the share options granted				¥ 2,177,410,000	¥ 2,177,410,000
Weighted-average period over which share-based compensation expense is expected to be recognized					5 years 4 months 24 days
JD Logistics Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares	99,186,705
Exercise price | $ / shares	$ 0.01
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Health [Member] | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares					94,770,812
Share-based compensation expenses					¥ 331,241,000
Weighted average grant date fair value of options granted | $ / shares				¥ 7.45
Unrecognized share-based compensation expense related to the share options granted				¥ 2,795,798,000	¥ 2,795,798,000
Weighted-average period over which share-based compensation expense is expected to be recognized					5 years 7 months 6 days
JD Health [Member] | Options | Liu
Share-based compensation
Granted (in shares) | shares	53,042,516
Exercise price | $ / shares	$ 0.0000005
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%